PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Plant, Property and Equipment

	As of December 31, 2020	As of December 31, 2019
Land, buildings and improvements	$10,022	$9,391
Wireless communication systems	879,209	811,344
Furniture, equipment, vehicles and software	221,943	196,215
Construction in progress	40,602	51,814

	1,151,776	1,068,764
Less: accumulated depreciation	(788,857)	(689,903)

Property and equipment, net	$362,919	$378,861

Activity in AROs	The activity in the AROs was as follows:

	Years Ended December 31,
	2020	2019
Beginning balance	$20,971	$21,689
Revisions in estimated cash flows	—	17
Additional accruals	371	1,026
Foreign currency translation	1,344	119
Accretion	1,525	1,420
Disposals	(618)	(3,300)

Ending balance	$23,593	$20,971